DERIVATIVE FINANCIAL INSTRUMENTS (Tables)	9 Months Ended
Sep. 30, 2019
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Changes in fair value of Company's Level 3 financial liabilities
Debt Derivative Liabilities
Balance, December 31, 2018	$—
Initial fair value of derivative liabilities	2,601,631
Change in derivative liability from conversion of notes payable	(90,175)
Change in fair value of derivative liabilities at end of period	970,476
Balance, September 30, 2019	5,255,932
Derivative expense for the nine months ended September 30, 2019	$3,572,107